October 20, 2016


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


                 Re: Guggenheim Defined Portfolios, Series 1525
                              File No. 333-213481
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Ladies and Gentlemen:

      In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on October 19, 2016.

                                              GUGGENHEIM FUNDS DISTRIBUTORS, LLC


                                                                 BY: /S/ AMY LEE
                                                                 ---------------
                                                    Vice President and Secretary